Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Costs And Expenses
Schedule of operating costs and expenses

	2022	2021	2020
Operating costs
Salaries, payroll charges and benefits	(2,285,765)	(2,026,202)	(1,958,395)
Pension plan obligations	(29,796)	(36,771)	(37,281)
Construction costs (Note 26)	(4,754,383)	(4,278,337)	(3,630,139)
General supplies	(369,381)	(314,111)	(244,054)
Treatment supplies	(598,993)	(364,542)	(338,756)
Outsourced services	(1,724,347)	(1,517,196)	(1,251,839)
Electricity	(1,497,644)	(1,462,776)	(1,214,831)

General expenses	(831,503)	(717,352)	(622,113)
Depreciation and amortization	(2,259,091)	(2,082,755)	(1,882,259)
	(14,350,903)	(12,800,042)	(11,179,667)

Selling expenses
Salaries, payroll charges and benefits	(306,864)	(265,435)	(271,565)
Pension plan obligations	(4,021)	(4,868)	(5,059)
General supplies	(7,121)	(7,976)	(5,471)
Outsourced services	(418,632)	(343,763)	(290,512)
Electricity	(1,001)	(1,340)	(1,200)
General expenses	(107,313)	(136,107)	(118,278)
Depreciation and amortization	(67,015)	(66,390)	(59,201)
	(911,967)	(825,879)	(751,286)

Bad debt expense, net of recoveries (Note 10 (c))	(782,057)	(643,730)	(444,826)

Administrative expenses
Salaries, payroll charges and benefits	(284,562)	(250,557)	(257,829)
Pension plan obligations	(84,670)	(72,170)	(116,941)
General supplies	(23,664)	(11,209)	(14,237)
Outsourced services	(250,293)	(250,801)	(230,054)
Electricity	(1,896)	(1,715)	(1,359)
General expenses	(548,626)	(357,564)	(257,693)
Depreciation and amortization	(124,743)	(104,177)	(95,652)
Tax expenses	(80,053)	(75,876)	(77,416)
	(1,398,507)	(1,124,069)	(1,051,181)

Operating costs and expenses
Salaries, payroll charges and benefits	(2,877,191)	(2,542,194)	(2,487,789)

Pension obligations	(118,487)	(113,809)	(159,281)
Construction costs (Note 26)	(4,754,383)	(4,278,337)	(3,630,139)
General supplies	(400,166)	(333,296)	(263,762)
Treatment supplies	(598,993)	(364,542)	(338,756)
Outsourced services	(2,393,272)	(2,111,760)	(1,772,405)
Electricity	(1,500,541)	(1,465,831)	(1,217,390)
General expenses	(1,487,442)	(1,211,023)	(998,084)
Depreciation and amortization	(2,450,849)	(2,253,322)	(2,037,112)
Tax expenses	(80,053)	(75,876)	(77,416)
Bad debt expense, net of recoveries (Note 10 (c))	(782,057)	(643,730)	(444,826)
	(17,443,434)	(15,393,720)	(13,426,960)